Equity (Dividends) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2016		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Common Stock			$ 35,601	$ 28,638
Cash dividends declared per common share			$ 0.38	$ 0.30
Subsequent Event [Member]
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Common Stock	$ 34,700				$ 152,700
Cash dividends declared per common share	$ 0.38	[1]			$ 1.52

[1]	(1) The second quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $34.7 million.